Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CONSULTING GROUP CAPITAL MARKETS FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 01, 2015
Document Creation Date	dei_DocumentCreationDate	Apr. 17, 2015